Chapter 11 Proceedings (Tables)	12 Months Ended
Dec. 31, 2017
Reorganizations [Abstract]
Schedule of Liabilities Subject to Compromise
Liabilities subject to compromise include the following:

(In US$ millions)	December 31, 2017
Senior undersecured or impaired external debt	5,371
Unsecured bonds	2,334
Derivatives previously recorded at fair value	249
Loss on Newbuilding global settlement agreement	1,064
Accounts payable and other liabilities	103
Accrued interest payable	50
Amount due to related party	20
Liabilities subject to compromise	9,191

Schedule of Reorganization Items
The following table summarizes reorganization items:

(In US$ millions)	December 31, 2017
Advisory and professional fees	(66)
New investor commitment fees	(53)
Unamortized debt issuance costs	(66)
Gain or loss on pre-petition allowable claims	(3)
Loss on Newbuilding global settlement agreement	(1,064)
Interest income on surplus cash invested	4
Reversal of issuing entities credit risk on derivatives	(89)
Reorganization items, net	(1,337)

Debtor-in-Possession Financing, Condensed Balance Sheet
Debtors' Condensed Combined Balance Sheet (in US$ millions) as at December 31, 2017

2017
ASSETS
Cash and cash equivalents	1,157
Restricted cash	81
Marketable securities	124
Accounts receivables, net	291
Amount due from related parties - current	213
Intra group receivables	1,064
Other current assets	257
Total current assets	3,187

Non-current assets
Investment in associated companies	1,346
Drilling units	12,568
Shares in subsidiaries	6,501
Deferred tax assets	10
Equipment	29
Amount due from related parties - non-current	547
Intra group non-current assets	475
Other non-current assets	81
Total non-current assets	21,557
Total assets	24,744
LIABILITIES AND EQUITY
Current liabilities
Trade accounts payable	69
Amounts due to related parties - current	6
Intra group liabilities	961
Other current liabilities	240
Total current liabilities	1,276
Liabilities subject to compromise	9,191
Non-current liabilities
Deferred tax liabilities	108
Intra group non-current liabilities	1,434
Other non-current liabilities	69
Total non-current liabilities	1,611
Total equity	12,666
Total liabilities and equity	24,744

Debtor-in-Possession Financing, Condensed Income Statement
Debtors' Condensed Combined Statement of Operations (in US$ millions) for the period of September 12, 2017 to December 31, 2017

2017
Operating revenues
Contract revenues	463
Reimbursable revenues	12
Intra group revenues	27
Other revenues	1
Total operating revenues	503

Loss on disposals	(95)
Contingent consideration realized	9

Operating expenses
Vessel and rig operating expenses	(262)
Reimbursable expenses	(11)
Depreciation and amortization	(229)
Intra group expenses	(16)
Loss on impairment of long lived assets	(696)
Total operating expenses	(1,214)

Operating loss	(797)

Financial items and other income/(expense), net
Interest income/(expense), net	21
Share in results from associated companies (net of tax)	67
Loss on impairment of investments	(841)
Loss on derivative financial instruments	(2)
Foreign exchange gain	8
Reorganization Items, net	(1,337)
Other financial items and other income, net	8
Total financial items and other expense, net	(2,076)

Loss before income taxes	(2,873)

Income tax expense	(67)
Net loss	(2,940)

Net loss attributable to the non-controlling interest	(67)
Net loss attributable to the parent	(2,873)

Debtor-in-Possession Financing, Condensed Cash Flow Statement
Debtors' Condensed Combined Statement of Cash Flows (in US$ millions) for the period of September 12, 2017 to December 31, 2017

2017
Cash Flows from Operating Activities
Net cash provided by operating activities	294

Cash Flows from Investing Activities
Additions to newbuildings	(1)
Additions to drilling units and equipment	(20)
Contingent consideration received	28
Change in restricted cash	(10)
Proceed from repayment of short term loan to related parties	8
Net cash provided by investing activities	5

Cash Flows from Financing Activities
Repayments of debt	(77)
Debt fees paid	(53)
Net cash used in financing activities	(130)

Effect of exchange rate changes on cash and cash equivalents	(2)

Net increase in cash and cash equivalents	167
Cash and cash equivalents at beginning of the year	990
Cash and cash equivalents at the end of year	1,157